DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 5) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 22, 2022
Intangible assets, gross					$ 10,265,000	$ 14,670,000
Accumulated amortization	$ (8,401,000)		$ (8,401,000)		(7,662,000)	(8,612,000)
Impairment intangible assets	0	$ 0	0	$ 0	0	1,867,000
Net book value					2,603,000	4,191,000
Goodwill	60,896,000		60,896,000		19,368,000	17,362,000	$ 41,528,000
United States [Member]
Intangible assets, gross	81,265,000		81,265,000		10,265,000	9,685,000
Accumulated amortization	(8,401,000)		(8,401,000)		(7,662,000)	(5,494,000)
Impairment intangible assets						0
Net book value	72,864,000		72,864,000		2,603,000	4,191,000
Goodwill					9,831,000	9,831,000
United Kingdom [Member]
Intangible assets, gross	0		0		0	4,985,000
Accumulated amortization	0		0		0	(3,118,000)
Impairment intangible assets						1,867,000
Net book value	0		0		0	0
Goodwill					7,531,000	7,531,000
Technology [Member]
Intangible assets, gross	11,020,000		11,020,000		520,000	0
Technology [Member] | United States [Member]
Intangible assets, gross	11,020,000		11,020,000		520,000
Technology [Member] | United Kingdom [Member]
Intangible assets, gross	0		0		0
Tradename [Member]
Intangible assets, gross	4,070,000		4,070,000		470,000	410,000
Tradename [Member] | United States [Member]
Intangible assets, gross	4,070,000		4,070,000		470,000	410,000
Tradename [Member] | United Kingdom [Member]
Intangible assets, gross	0		0		0	0
Non-Compete Agreements [Member]
Intangible assets, gross	1,430,000		1,430,000		1,430,000	2,200,000
Non-Compete Agreements [Member] | United States [Member]
Intangible assets, gross	1,430,000		1,430,000		1,430,000	1,430,000
Non-Compete Agreements [Member] | United Kingdom [Member]
Intangible assets, gross	0		0		0	770,000
Customer Relationship [Member]
Intangible assets, gross	61,860,000		61,860,000		4,960,000	8,510,000
Workforce Acquired [Member]
Intangible assets, gross	2,125,000		2,125,000		2,125,000	2,790,000
Non-Core Customer Relationships [Member]
Intangible assets, gross	760,000		760,000		760,000	760,000
Customer Relationship [Member] | United States [Member]
Intangible assets, gross	61,860,000		61,860,000		4,960,000	4,960,000
Customer Relationship [Member] | United Kingdom [Member]
Intangible assets, gross	0		0		0	3,550,000
Non-Core Customer Relationships [Member] | United States [Member]
Intangible assets, gross	760,000		760,000		760,000	760,000
Non-Core Customer Relationships [Member] | United Kingdom [Member]
Intangible assets, gross	0		0		0	0
Non-Compete Agreements [Member]
Intangible assets, gross					1,430,000	2,200,000
Workforce Acquired [Member] | United States [Member]
Intangible assets, gross	2,125,000		2,125,000		2,125,000	2,125,000
Workforce Acquired [Member] | United Kingdom [Member]
Intangible assets, gross	$ 0		$ 0		$ 0	$ 665,000